Schedule III Real Estate and Accumulated Depreciation - Summary of Properties (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) property	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	47,907
Number of Encumbered Properties | property	47,103
Encumbrances	$ 7,556,521
Initial cost to company
Land	2,703,388
Depreciable Properties	5,730,026
Cost capitalized subsequent to acquisition
Land	0
Depreciable Properties	1,361,431
Gross amount at which carried at close of period
Land	2,703,388
Depreciable Properties	7,091,457
Total	9,794,845	$ 9,596,399	$ 8,796,708	$ 7,049,927
Accumulated Depreciation	$ (792,330)	$ (543,698)	$ (308,155)	$ (101,227)
Atlanta
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	7,504
Number of Encumbered Properties | property	7,392
Encumbrances	$ 847,416
Initial cost to company
Land	170,885
Depreciable Properties	771,912
Cost capitalized subsequent to acquisition
Land	0
Depreciable Properties	188,217
Gross amount at which carried at close of period
Land	170,885
Depreciable Properties	960,129
Total	1,131,014
Accumulated Depreciation	$ (104,586)
Charlotte
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	3,097
Number of Encumbered Properties | property	3,017
Encumbrances	$ 369,187
Initial cost to company
Land	117,348
Depreciable Properties	299,086
Cost capitalized subsequent to acquisition
Land	0
Depreciable Properties	67,795
Gross amount at which carried at close of period
Land	117,348
Depreciable Properties	366,881
Total	484,229
Accumulated Depreciation	$ (37,702)
Chicago
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2,944
Number of Encumbered Properties | property	2,930
Encumbrances	$ 531,049
Initial cost to company
Land	181,811
Depreciable Properties	351,188
Cost capitalized subsequent to acquisition
Land	0
Depreciable Properties	148,370
Gross amount at which carried at close of period
Land	181,811
Depreciable Properties	499,558
Total	681,369
Accumulated Depreciation	$ (54,573)
Jacksonville
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1,977
Number of Encumbered Properties | property	1,975
Encumbrances	$ 293,895
Initial cost to company
Land	91,450
Depreciable Properties	231,241
Cost capitalized subsequent to acquisition
Land	0
Depreciable Properties	45,529
Gross amount at which carried at close of period
Land	91,450
Depreciable Properties	276,770
Total	368,220
Accumulated Depreciation	$ (30,780)
Las Vegas
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	944
Number of Encumbered Properties | property	931
Encumbrances	$ 147,144
Initial cost to company
Land	44,621
Depreciable Properties	114,044
Cost capitalized subsequent to acquisition
Land	0
Depreciable Properties	18,805
Gross amount at which carried at close of period
Land	44,621
Depreciable Properties	132,849
Total	177,470
Accumulated Depreciation	$ (15,978)
Minneapolis
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	1,183
Number of Encumbered Properties | property	1,176
Encumbrances	$ 204,485
Initial cost to company
Land	72,224
Depreciable Properties	148,374
Cost capitalized subsequent to acquisition
Land	0
Depreciable Properties	49,522
Gross amount at which carried at close of period
Land	72,224
Depreciable Properties	197,896
Total	270,120
Accumulated Depreciation	$ (21,679)
Northern California
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	2,867
Number of Encumbered Properties | property	2,846
Encumbrances	$ 527,140
Initial cost to company
Land	182,668
Depreciable Properties	374,606
Cost capitalized subsequent to acquisition
Land	0
Depreciable Properties	79,125
Gross amount at which carried at close of period
Land	182,668
Depreciable Properties	453,731
Total	636,399
Accumulated Depreciation	$ (55,301)
Orlando
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	3,706
Number of Encumbered Properties | property	3,645
Encumbrances	$ 493,841
Initial cost to company
Land	137,078
Depreciable Properties	398,254
Cost capitalized subsequent to acquisition
Land	0
Depreciable Properties	92,281
Gross amount at which carried at close of period
Land	137,078
Depreciable Properties	490,535
Total	627,613
Accumulated Depreciation	$ (55,741)
Phoenix
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	5,408
Number of Encumbered Properties | property	5,219
Encumbrances	$ 592,373
Initial cost to company
Land	175,228
Depreciable Properties	462,365
Cost capitalized subsequent to acquisition
Land	0
Depreciable Properties	106,883
Gross amount at which carried at close of period
Land	175,228
Depreciable Properties	569,248
Total	744,476
Accumulated Depreciation	$ (74,566)
Seattle
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	3,175
Number of Encumbered Properties | property	3,072
Encumbrances	$ 567,205
Initial cost to company
Land	253,888
Depreciable Properties	413,514
Cost capitalized subsequent to acquisition
Land	0
Depreciable Properties	116,459
Gross amount at which carried at close of period
Land	253,888
Depreciable Properties	529,973
Total	783,861
Accumulated Depreciation	$ (48,619)
South Florida
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	5,575
Number of Encumbered Properties | property	5,505
Encumbrances	$ 1,137,196
Initial cost to company
Land	531,644
Depreciable Properties	895,237
Cost capitalized subsequent to acquisition
Land	0
Depreciable Properties	158,083
Gross amount at which carried at close of period
Land	531,644
Depreciable Properties	1,053,320
Total	1,584,964
Accumulated Depreciation	$ (107,204)
Southern California
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	4,597
Number of Encumbered Properties | property	4,492
Encumbrances	$ 1,145,440
Initial cost to company
Land	547,132
Depreciable Properties	701,584
Cost capitalized subsequent to acquisition
Land	0
Depreciable Properties	174,933
Gross amount at which carried at close of period
Land	547,132
Depreciable Properties	876,517
Total	1,423,649
Accumulated Depreciation	$ (103,935)
Tampa
SEC Schedule III, Real Estate and Accumulated Depreciation [Line Items]
Number of Properties | property	4,930
Number of Encumbered Properties | property	4,903
Encumbrances	$ 700,150
Initial cost to company
Land	197,411
Depreciable Properties	568,621
Cost capitalized subsequent to acquisition
Land	0
Depreciable Properties	115,429
Gross amount at which carried at close of period
Land	197,411
Depreciable Properties	684,050
Total	881,461
Accumulated Depreciation	$ (81,666)
Minimum | Atlanta
Gross amount at which carried at close of period
Depreciable Period	7 years
Minimum | Charlotte
Gross amount at which carried at close of period
Depreciable Period	7 years
Minimum | Chicago
Gross amount at which carried at close of period
Depreciable Period	7 years
Minimum | Jacksonville
Gross amount at which carried at close of period
Depreciable Period	7 years
Minimum | Las Vegas
Gross amount at which carried at close of period
Depreciable Period	7 years
Minimum | Minneapolis
Gross amount at which carried at close of period
Depreciable Period	7 years
Minimum | Northern California
Gross amount at which carried at close of period
Depreciable Period	7 years
Minimum | Orlando
Gross amount at which carried at close of period
Depreciable Period	7 years
Minimum | Phoenix
Gross amount at which carried at close of period
Depreciable Period	7 years
Minimum | Seattle
Gross amount at which carried at close of period
Depreciable Period	7 years
Minimum | South Florida
Gross amount at which carried at close of period
Depreciable Period	7 years
Minimum | Southern California
Gross amount at which carried at close of period
Depreciable Period	7 years
Minimum | Tampa
Gross amount at which carried at close of period
Depreciable Period	7 years
Maximum | Atlanta
Gross amount at which carried at close of period
Depreciable Period	28 years 6 months
Maximum | Charlotte
Gross amount at which carried at close of period
Depreciable Period	28 years 6 months
Maximum | Chicago
Gross amount at which carried at close of period
Depreciable Period	28 years 6 months
Maximum | Jacksonville
Gross amount at which carried at close of period
Depreciable Period	28 years 6 months
Maximum | Las Vegas
Gross amount at which carried at close of period
Depreciable Period	28 years 6 months
Maximum | Minneapolis
Gross amount at which carried at close of period
Depreciable Period	28 years 6 months
Maximum | Northern California
Gross amount at which carried at close of period
Depreciable Period	28 years 6 months
Maximum | Orlando
Gross amount at which carried at close of period
Depreciable Period	28 years 6 months
Maximum | Phoenix
Gross amount at which carried at close of period
Depreciable Period	28 years 6 months
Maximum | Seattle
Gross amount at which carried at close of period
Depreciable Period	28 years 6 months
Maximum | South Florida
Gross amount at which carried at close of period
Depreciable Period	28 years 6 months
Maximum | Southern California
Gross amount at which carried at close of period
Depreciable Period	28 years 6 months
Maximum | Tampa
Gross amount at which carried at close of period
Depreciable Period	28 years 6 months